Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments
15.
Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows.

The Company’s derivative financial instruments are negotiated in the Over The Counter market, through national and international counter parties.

On February 27, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP19” with a value of Ps.3,000,000 which were issued at an interest rate TIIE and was swapped to 8.03% fixed rate, until the end of the debt certificates. Changes in fair value were recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and were presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized and concluded with the maturity and paid of the debt securities in March 2024.

On March 2, 2020, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 20” with a value of Ps.3,000,000 which were issued at an interest rate TIIE and was swapped to 6.33% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and are presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized and concluded with the maturity and paid of the debt securities in February 2025.

On March 1, 2022, the Company contracted with the Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAP’s) in order to hedge the risk of increasing the SOFR 1-month interest rate on two loans held by MBJA totaling USD$34.0 million. The USD$4.0 million SOFR 1-month interest plus 3.10% bearing loan was swapped at a rate of 1.59%, maturity date concluded with the repayment of the loan in April 2025. The second loan of USD$30.0 million bearing interest at SOFR 1-month plus 2.85% was swapped at a rate of 1.785% which concluded with the refinancing of the loan on September 1, 2025. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income of profit or loss and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for SOFR 1-month rate.

The financial instruments with Scotiabank to cover the debt securities “GAP 19” and “GAP 20” were not entered into for speculative purposes and were formally designated and therefore did qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in OCI and profit or loss in the financial instrument of cash flow hedges reserve. The hedging of the “GAP 19” ended in March 2024 and for “GAP 20 in February 2025, respectively, with the payment.

The main characteristics and the fair value of these derivatives as of December 31, 2023 and 2024 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2023
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	144,096
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		23,600
					Total asset		167,696
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD$	12.0	March 2022	1.59%	April 2025		(5,455)
The Bank of Nova Scotia	USD$	30.0	March 2022	1.7850%	September 2025		(21,535)
Total					Total liability	Ps.	(26,990)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2024
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		18,256
					Total asset		18,256
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	12.0	March 2022	1.59%	April 2025		(766)
The Bank of Nova Scotia	USD.	30.0	March 2022	1.79%	September 2025		(10,724)
					Total liability	Ps.	(11,490)

For the years ended on December 31, 2023, 2024, and 2025, no income or expense was recognized for the extrinsic value. As of December 31, 2023, and 2024, Ps.60,718 and Ps.4,583, respectively, were recognized as a fair value gain on the SWAP hedges of the GAP 19 and GAP 20 certificates. As of December 31, 2025, no gain or loss was recognized.

On February 27, 2019, the coverage of the variable interest rate generated by the certificates of deposit issued in March 2019 began; these certificates were placed at a variable rate of 28-day TIIE plus 45 basis points, for which a SWAP was contracted to convert the TIIE to a fixed rate of 8.03%. As of December 31, 2023, and 2024, financial income of Ps.101,504 and Ps.23,715, respectively, was recognized due to the variation of the TIIE according to the fixed rate agreed upon in the SWAP, and it concluded with the repayment of the principal on March 22, 2024.

On March 2, 2020, the coverage of the variable interest rate generated by the certificates of deposit issued in February 2020 began; these certificates were issued at a variable rate of 28-day TIIE plus 17 basis points, for which a SWAP was contracted to convert the TIIE to a fixed rate of 6.332%. As of December 31, 2023, 2024, and 2025, financial income of Ps.152,487, Ps.146,711, and Ps.12,763, respectively, was recognized due to changes in the TIIE according to the fixed rate agreed upon in the SWAP, which ended on February 6, 2025, with the maturity and payment of the certificates.

On March 1, 2022, the Company contracted Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the 30-day Libor interest rate, currently SOFR 1-month, on two loans held by MBJA in U.S. dollars totaling USD$34.0 million. The USD$4.0 million SOFR 1-month interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$30.0 million bearing interest at SOFR 1-month plus, 2.85% was swapped at a rate of 1.785% until maturity of the loan. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for SOFR 1-month rate. As of December 31, 2023, 2024 and 2025, a financial income of USD$0.1 million and USD$1.4 million and USD$0.5 million respectively were recognized due to the variation of the SOFR 1-month according to the agreed fixed rate of the SWAP.